Segment Information (Details)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Dec. 31, 2020
Segment Reporting [Abstract]
Number of operating and reportable segments	2
Percentage of total net revenue		10.00%	10.00%